ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$736	$736
Accounts and other receivable, net (current and non-current)	—	—	3,191	3,191
Other assets (current and non-current) (1)	—	—	435	435
Financial assets (current and non-current) (2)	20	208	269	497
Total (3)	$20	$208	$4,631	$4,859
Financial liabilities
Accounts payable and other (2) (4)	$3	$70	$4,684	$4,757
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	12,913	12,913
Exchangeable and class B shares (5)	—	—	1,237	1,237
Total	$3	$70	$18,834	$18,907
____________________________________
(1)Excludes prepayments, assets held for sale and other assets of $1,031 million.
(2)FVOCI includes $208 million of derivative assets and $70 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $2,150 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,882 million.
(5)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 25 for additional information.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (4)	$4	$90	$6,018	$6,112
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$11,264	$11,358
____________________________________
(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)FVOCI includes $84 million of derivative assets and $89 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,939 million.

(US$ MILLIONS)	2022	2021
Current
Restricted cash	$44	$47
Derivative assets	34	40
Loans and notes receivable	2	1
Total current	$80	$88
Non-current
Restricted cash	$215	$209
Derivative assets	180	45
Loans and notes receivable	8	7
Other financial assets	14	—
Total non-current	$417	$261

(US$ MILLIONS)	2022	2021
Current, net	$2,303	$1,602
Non-current, net
Accounts receivable	137	46
Retainer on customer contract	70	61
Billing rights	681	572
Total non-current, net	$888	$679
Total	$3,191	$2,281

(US$ MILLIONS)	2022	2021
Loss allowance - beginning	$64	$65
Add: increase in allowance	46	22
Deduct: bad debt write offs	(33)	(18)
Foreign currency translation and other	—	(5)
Loss allowance - ending	$77	$64